Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 8. COMMITMENTS

Underwriting Agreement

The Company granted the underwriter a 45-day option to purchase up to 2,625,000 additional shares of Class A common stock to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on December 28, 2020.

The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,025,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $7,043,750 in the aggregate was payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Registration Rights

The holders of the Company’s Founder Shares issued and outstanding on the date of this prospectus, as well as the holders of the Private Warrants (and underlying securities) will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of this offering. The holders of a majority of these securities are entitled to make up to two demands that the Company registers such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Vendor Agreements

On May 18, 2021, the Company entered into an agreement with a transactional and strategic advisory firm (the “Strategic Advisor”) for advisory services as needed by the Company in connection with a Business Combination. Pursuant to this agreement, the Company incurred approximately $875,000 in fees. As of June 30, 2022 and December 31, 2021, $500,000 of such fees remain unpaid and are included in accrued costs and expenses on the condensed consolidated balance sheets. On November 1, 2021, the Company and the Strategic Advisor entered into an amendment to the agreement. Pursuant to this amendment, the Company will pay the Strategic Advisor a fee of $2,625,000, inclusive of the $500,000 accrued as of June 30, 2022 and December 31, 2021. The remaining $2,125,000 is contingent upon the consummation of the Business Combination.

On October, 8, 2021, the Company entered into an agreement with a financial advisor (the “Exclusive Financial Advisor”) for financial advisory services such as financial and transaction feasibility analysis, assistance in negotiations, assistance in capital planning, and other customary services in connection with a Business Combination, pursuant to which the Company will pay the Exclusive Financial Advisor a fee of $1,500,000 contingent upon the consummation of the Business Combination.

On November 1, 2021, the Company entered into an agreement with a financial advisor (the “Second Financial Advisor”) for financial advisory services such as guidance on valuation and transaction structure and terms, assistance in negotiations, coordination of due diligence, documentation, and transaction closing, and introduction of the Company to institutional investors in connection with a Business Combination, pursuant to which the Company will pay the Second Financial Advisor a fee of $400,000 contingent upon the consummation of the Business Combination.

On November 2, 2021, the Company entered into an agreement with a financial advisor (the “Third Financial Advisor”) for financial advisory services such as market related advice and assistance in connection with a Business Combination, pursuant to which the Company will pay the Third Financial Advisor a fee of $500,000 contingent upon the consummation of the Business Combination.

On November 5, 2021, the Company entered into an agreement with an advisor (the “Advisor”) for services such as assistance in refining strategic objectives, preparation or refinement of solicitation materials, identification, contact, and solicitation of or potential investors and other sources of capital, and assistance in review, selection, negotiation, and closing of a transaction in connection with a Business Combination, pursuant to which the Company will pay the Advisor a fee of $200,000 contingent upon the consummation of the Business Combination.

On November 15, 2021, the Company entered into an agreement with two placement agents (the “Placement Agents”) for services such as analysis of potential contributions and assets of a target to the Company’s future prospects, assistance in negotiations, and assistance in preparation of presentations to investors, lenders, and/or other financial sources in connection with a Business Combination, pursuant to which the Company will pay the Placement Agents a fee equal to the difference between 5% of the total aggregate sales price of the securities sold as part of the Business Combination and 5% of any securities sold as part of the Business Combination to investors identified by the Advisor, contingent upon the consummation of the Business Combination.

On February 17, 2022, the Company entered into an agreement with a broker-dealer (the “Broker-Dealer”) for services such as providing the Company with capital markets advisory services with regard to a forward purchase agreement, convertible private investment in public equity (“PIPE”), secured credit facility, and any other capital structure topics in connection with a Business Combination, pursuant to which the Company will pay the Broker-Dealer a fee of $250,000 contingent upon the consummation of the Business Combination.

Extension

On March 18, 2022, the Company held its 2022 Annual Meeting of Stockholders for the purpose of approving: (i) a proposal to approve an amendment to the Company’s Amended and Restated Certificate of Incorporation to (i) extend the date by which the Company has to consummate a Business Combination for three months, from March 28, 2022 (the “Original Termination Date”) to June 28, 2022 (the “Extended Date”), and (ii) allow the Company, without another stockholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Extended Date, upon five days’ advance notice prior to the applicable deadline, for a total of up to nine months after the Original Termination Date, unless the closing of the proposed Business Combination with Suneva Medical, Inc. or any potential alternative initial Business Combination shall have occurred (the “Extension Proposal”); (ii) a proposal to re-elect five current directors to the Company’s Board of Directors (the “Director Election Proposal”); and (iii) a proposal to ratify the appointment of Marcum LLP as the Company’s independent registered certified public accountants for fiscal year 2021 (the “Auditor Ratification Proposal”). Stockholders voted to approve the Extension Proposal, Director Election Proposal and Auditor Ratification Proposal.

On March 18, 2022, stockholders elected to redeem 15,092,126 shares of the Company’s common stock, resulting in redemption payments out of the Trust Account totaling approximately $152,451,819. Subsequent to the redemptions, 5,032,874 shares of common stock remained in the Trust Account.

On March 21, 2022, the Company entered into the Note Agreements (see Note 7). The Note Agreements included Subscription Warrants (see Note 10). The entry into the Note Agreements and the terms of the Notes and Subscription Warrants was approved by the Audit Committee of the Board of Directors of the Company at a meeting held on March 21, 2022.

On March 23, 2022, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Delaware Secretary of State (the “Amendment”) The Amendment (i) extends the date by which the Company has to consummate a Business Combination for three months, from the Original Termination Date to the Extended Date and (ii) allows the Company, without another stockholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Extended Date, upon five days’ advance notice and the deposit of $240,000 prior to the applicable deadline, for a total of up to nine months after the Original Termination Date, unless the closing of the proposed Business Combination with Suneva Medical, Inc. or any potential alternative initial Business Combination shall have occurred. As disclosed in the Current Report on Form 8-K filed on March 18, 2022, the Amendment was approved by the Company’s stockholders at its Annual Meeting of Stockholders held on March 18, 2022. On June 23, 2022 and July 26, 2022, the Company deposited $240,000 into the Trust Account to extend the date to consummate a Business Combination through July 28, 2022 and August 28, 2022, respectively.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Underwriting Agreement

The Company granted the underwriter a 45-day option to purchase up to 2,625,000 additional shares of Class A common stock to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on December 28, 2020.

The underwriter was paid a cash underwriting fee of $0.20 per share, or $4,025,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.35 per share, or $7,043,750 in the aggregate was payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Registration Rights

The holders of the Company’s Founder Shares issued and outstanding on the date of this prospectus, as well as the holders of the Private Warrants (and underlying securities) will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of this offering. The holders of a majority of these securities are entitled to make up to two demands that the Company registers such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Vendor Agreements

On May 18, 2021, the Company entered into an agreement with a transactional and strategic advisory firm (the “Strategic Advisor”) for advisory services as needed by the Company in connection with a Business Combination. Pursuant to this agreement, the Company incurred approximately $875,000 in fees for the year-ended December 31, 2021. As of December 31, 2021, $500,000 of such fees remain unpaid and are included in accrued costs and expenses on the balance sheet. On November 1, 2021, the Company and the Strategic Advisor entered into an amendment to the agreement. Pursuant to this amendment, the Company will pay the Strategic Advisor a fee of $2,625,000, inclusive of the $500,000 accrued as of December 31, 2021. The remaining $2,125,000 is contingent upon the consummation of the Business Combination.

On October, 8, 2021, the Company entered into an agreement with a financial advisor (the “Exclusive Financial Advisor”) for financial advisory services such as financial and transaction feasibility analysis, assistance in negotiations, assistance in capital planning, and other customary services in connection with a Business Combination, pursuant to which the Company will pay the Exclusive Financial Advisor a fee of $1,500,000 contingent upon the consummation of the Business Combination.

On November 1, 2021, the Company entered into an agreement with a financial advisor (the “Second Financial Advisor”) for financial advisory services such as guidance on valuation and transaction structure and terms, assistance in negotiations, coordination of due diligence, documentation, and transaction closing, and introduction of the Company to institutional investors in connection with a Business Combination, pursuant to which the Company will pay the Second Financial Advisor a fee of $400,000 contingent upon the consummation of the Business Combination.

On November 2, 2021, the Company entered into an agreement with a financial advisor (the “Third Financial Advisor”) for financial advisory services such as market related advice and assistance in connection with a Business Combination, pursuant to which the Company will pay the Third Financial Advisor a fee of $500,000 contingent upon the consummation of the Business Combination.

On November 5, 2021, the Company entered into an agreement with an advisor (the “Advisor”) for services such as assistance in refining strategic objectives, preparation or refinement of solicitation materials, identification, contact, and solicitation of or potential investors and other sources of capital, and assistance in review, selection, negotiation, and closing of a transaction in connection with a Business Combination, pursuant to which the Company will pay the Advisor a fee of $200,000 contingent upon the consummation of the Business Combination.

On November 15, 2021, the Company entered into an agreement with two placement agents (the “Placement Agents”) for services such as analysis of potential contributions and assets of a target to the Company’s future prospects, assistance in negotiations, and assistance in preparation of presentations to investors, lenders, and/or other financial sources in connection with a Business Combination, pursuant to which the Company will pay the Placement Agents a fee equal to the difference between 5% of the total aggregate sales price of the securities sold as part of the Business Combination and 5% of any securities sold as part of the Business Combination to investors identified by the Advisor, contingent upon the consummation of the Business Combination.